Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) - USD ($)				12 Months Ended
	Nov. 03, 2017	Dec. 16, 2016	Nov. 09, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Warrants outstanding				261,250
Warrants to purchase of common stock	51,151
Common stock, value, issued				$ 8,731	$ 5,470	$ 8,741
Weighted average grant fair value				$ 1.54	$ 3.90
Warrant liability					$ (892,860)
Exercisable, weighted average remaining contractual term				8 years 2 months 5 days
Common stock shares issued			303,694
Warrants exercise price	$ 2.50
Compensation cost for stock options not yet recognized				$ 512,766
Warrant [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Warrants to purchase of common stock	1,575,500	2,087,500	42,444	33,400
Share price	$ 2.00	$ 3.95
Common stock, value, issued		$ 3.16
Underwriters partially exercised over allotment		$ 282,505
Warrant liability				$ 892,860
Common stock shares issued	982,000	1,670,000	33,978
Warrants exercise price	$ 2.00			$ 3.95
Warrants, description				Underlying the warrant for a four-year period commencing one year from the effective date of the offering.
Stock options [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Exercisable options				439,963
Weighted average grant fair value				$ 2.24	$ 5.30
Options granted				476,100	66,875
Weighted average exercise price				$ 10.77
Exercisable, weighted average remaining contractual term				7 years 22 days
Options outstanding, shares				785,655
2015 Equity Incentive Plan [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Number of options available under Equity Incentive Plan				600,000